REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Revenue [Abstract]
Disclosure of detailed information about revenue [Text Block]

	January – December
	2025	2024	2023
Classes of revenue	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	5,944,197	6,415,109	5,869,341
Revenue from rendering of services	139,945	131,037	142,478
Total	6,084,142	6,546,146	6,011,819